FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 4) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current
Fair value of derivative financial instruments
Assets	9,198	54,165
Long-term
Fair value of derivative financial instruments
Assets	19,274	8,013
Current
Fair value of derivative financial instruments
Liabilities	37,031	18,522
Long-term
Fair value of derivative financial instruments
Liabilities		17,127
Interest Rate Swaps | Current
Fair value of derivative financial instruments
Liabilities		478
Cross Currency Interest Rate Swap | Current
Fair value of derivative financial instruments
Liabilities	15,548	17,035
Cross Currency Interest Rate Swap | Long-term
Fair value of derivative financial instruments
Liabilities		17,127
Foreign Exchange Swaps | Current
Fair value of derivative financial instruments
Assets	564
Foreign Exchange Swaps | Long-term
Fair value of derivative financial instruments
Assets	15,135	7,745
Foreign Exchange Swaps | Current
Fair value of derivative financial instruments
Liabilities		156
Electricity Swaps | Current
Fair value of derivative financial instruments
Liabilities	95	853
Equity Swaps | Current
Fair value of derivative financial instruments
Assets	1,723	144
Equity Swaps | Long-term
Fair value of derivative financial instruments
Assets	4,139	268
Commodity Derivative Instruments | Oil | Current
Fair value of derivative financial instruments
Assets	4,138	50,672
Commodity Derivative Instruments | Oil | Current
Fair value of derivative financial instruments
Liabilities	18,970
Commodity Derivative Instruments | Gas | Current
Fair value of derivative financial instruments
Assets	2,773	3,349
Commodity Derivative Instruments | Gas | Current
Fair value of derivative financial instruments
Liabilities	2,418